Stock Based Compensation	9 Months Ended
Sep. 30, 2013
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE K – STOCK BASED COMPENSATION

On January 24, 2013, the Company’s stockholders approved, at the recommendation of the Company’s board of directors, the Trade Street Residential, Inc. 2013 Equity Incentive Plan (the “Equity Incentive Plan”), which is intended to attract and retain independent directors, executive officers and other key employees and individual service providers, including officers and employees of the Company’s affiliates. The Equity Incentive Plan provides for the grant of options to purchase shares of the Company’s common stock, stock awards, stock appreciation rights, performance units, incentive awards and other equity-based awards.

On May 16, 2013, the Company’s board of directors approved the grant of an aggregate of 301,877 shares of restricted common stock to certain officers and employees of the Company under the Equity Incentive Plan. The shares of restricted common stock are entitled to receive any dividends paid on the Company’s common stock. The shares of restricted common stock will vest in equal installments on each of the first four anniversaries of the date of grant. Total compensation expense of $2.8 million is being recorded over the vesting period. On September 20, 2013, 58,866 shares granted to a former executive officer on May 16, 2013 and included in the $2.8 million were vested as a result of his termination and therefore this was treated as a modification of share based awards and an additional cost of $0.5 million was included in compensation cost for the third quarter of 2013.  In addition, on September 30, 2013, 75,000 fully vested shares of common stock were granted to an executive officer and the related grant date fair value of $0.5 million was included in compensation cost for the third quarter of 2013.

Unrecognized compensation cost for restricted stock is amortized ratably into compensation expense over the applicable vesting periods.  Total compensation expense related to restricted stock was $1.2 million and $0 million for the nine months ended September 30, 2013 and 2012, respectively.  As of September 30, 2013 there was $2.1 million of unrecognized compensation cost related to restricted stock.  This cost is expected to be recognized over a period of 3.75 years.  There were no shares of restricted stock vested during the nine months ended September 30, 2012.  A summary of the activity related to the Company’s Equity Incentive Plan for the nine months ended September 30, 2013 is as follows:

	Nine months ended
	September 30, 2013
		Weighted
		Average
	Shares	Grant price
Unvested shares, at January 1, 2013	-	$-
Granted	376,877	9.23
Vested	(133,866)	8.21
Unvested shares, as of September 30, 2013	243,011	9.80

Additionally, on May 16, 2013, the Company issued an aggregate of 21,000 fully vested shares of common stock to the Company’s non-employee directors in lieu of the directors’ annual retainer for the year ending December 31, 2013.  A non-cash expense of $157,500 was recorded in the nine months ended September 30, 2013.  As of September 30, 2013, there was $52,500 of unrecognized compensation cost related to these shares.  The balance of the compensation cost will be recorded in the fourth quarter of 2013.